Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 138,061,877	$ 151,666,180
Less: Accumulated depreciation	(50,791,146)	(52,862,408)
Less: provision for impairment for fixed assets	(23,767,121)
Property, plant and equipment, net	63,503,610	98,803,772
Buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	60,987,458	61,964,058
Machinery and Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	72,611,558	74,520,599
Office Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,385,389	1,474,944
Motor Vehicles and Other Transport Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	608,610	695,383
Molds and Others [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,468,862	$ 13,011,196